CONFIDENTIAL TREATMENT

SEC USE ONLY

RECEIVED MAY 16 2003 OFFICE OF THE SECRETARY

13FCON P 5/14/04

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC MAIL PROCESSING RECEIVED MAY 15 2003 WASH. D.C. 155 SECTION

FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

CONFIDENTIAL TREATMENT EXPIRED

Report for the Quarter Ended: March 31, 2003

Check here if Amended: ☐ Amendment Number: ____________

This Amendment (Check only one): ☐ is a restatement.
☐ adds new holdings entries.

03044319

Institutional Investment Manager Filing this Report:

WS Capital Management, L.P.
Name

300 Crescent Court	Suite 880	Dallas	Texas	75201
Address	(Street)	(City)	(State)	(Zip)

Form 13F File Number: 28-10349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

For further information please contact: Joseph I. Worsham, II

Person Signing this Report on Behalf of Reporting Manager:

Reid S. Walker
(Name)

Member of WS Capital, L.L.C., general partner of filer
(Title)

(214) 756-6056
(Phone)

PROCESSED FEB 04 2005 THOMSON FINANCIAL

Signature, Place, and Date of Signing:

[signature]	Dallas, Texas	May 14, 2003
(Signature)	(City, State)	(Date)

Report Type (Check only one):

☒ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

☐ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

☐ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: None

CONFIDENTIAL TREATMENT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	39
Form 13F Information Table Value Total:	$ 44,175 (thousands)

List of Other Included Managers:

FORM 13F

(SEC USE ONLY)

Name of Reporting Manager: WS Capital Management, L.P.

Column 1: Name of Issuer	Column 2: Title of Class	Column 3: CUSIP	Column 4: Value (x$1000)	Column 5: Shares or Principal Amount	Share/ Principal	Put/ Call	Column 6: Investment Discretion	Column 7: Other Managers	Column 8: Voting Authority Sole	Shared	None
AMERICAN CAPITAL STRATEGIES	COM	024937104	1,008	45,000	SH		SHARED[2]			45,000	
ACTION PERFORMANCE CO INC	COM	004933107	529	25,000	SH		SHARED[2]			25,000	
AVID TECHNOLOGY INC	COM	05367P100	444	20,000	SH		SHARED[2]			20,000	
BALLYS TOTAL FITNESS HLDG COR	COM	05873K108	507	100,000	SH		SHARED[2]			100,000	
CELERITIK INC	COM	159026103	1,445	191,200	SH		SHARED[2]			191,200	
COLUMBIA SPORTSWEAR CO	COM	198516106	743	20,000	SH		SHARED[2]			20,000	
COOPER COS INC	COM NEW	216648402	299	10,000	SH		SHARED[2]			10,000	
COORS ADOLPH CO	CL B	217016104	970	20,000	SH		SHARED[2]			20,000	
CTI MOLECULAR IMAGING INC	COM	22943D105	937	47,800	SH		SHARED[2]			47,800	
DST SYS INC DEL	COM	233326107	1,632	60,000	SH		SHARED[2]			60,000	
DAN RIV INC GA	CL A	235774106	160	47,000	SH		SHARED[3]			47,000	
DOT HILL SYS CORP	COM	25848T109	4,488	863,000	SH		SHARED[2]			863,000	
FRONTIER OIL CORP.	COM	35914P105	1,341	78,400	SH		SOLE[1]		78,400		
GENESIS HEALTH VENTURE INC N	COM	37183F107	892	60,000	SH		SHARED[2]			60,000	

CONFIDENTIAL TREATMENT

GLOBESPANVIRATA INC	COM	37957V106	450	100,000	SH		SOLE[1]		100,000		
HARVEST NATURAL RESOURCES IN	COM	41754V103	666	137,000	SH		SHARED[2]			137,000	
HOLLY CORP	COM PAR $0.01	435758305	7,466	260,700	SH		SHARED[2]			260,700	
INET TECHNOLOGIES INC	COM	45662V105	208	35,275	SH		SHARED[3]			32,275	
INTER TEL INC	COM	458372109	1,445	96,300	SH		SHARED[2]			96,300	
JNI CORP	COM	46622G105	419	150,000	SH		SHARED[2]			150,000	
LIBERTY MEDIA CORP NEW	COM SER A	530718105	584	60,000	SH		SHARED[2]			60,000	
LIFECELL CORP	COM	531927101	64	24,600	SH		SHARED[3]			24,600	
MIPS TECHNOLOGIES INC	CL A	604567107	46	25,000	SH		SOLE[1]		25,000		
NCE PETROFUND I	TR UT NEW 2001	62885E406	1,093	139,200	SH		SOLE[1]		139,200		
NICOR INC	COM	654086107	1,464	53,600	SH		SHARED[2]			53,600	
OMNIVISION TECHNOLOGIES INC	COM	682128103	1,450	70,000	SH		SHARED[2]			70,000	
OVERTURE SVCS INC	COM	69039R100	759	50,000	SH		SHARED[2]			50,000	
PARKER DRILLING CO	COM	701081101	176	74,300	SH		SHARED[2]			74,300	
PERSISTENCE SOFTWARE INC	COM	715329108	56	233,900	SH		SOLE[1]		233,900		
PICCADILLY CAFETERIAS INC	COM	719567109	229	327,641	SH		SHARED[2]			327,641	
PRE PAID LEGAL SVCS INC	COM	740065107	2,703	156,400	SH		SHARED[2]			156,400	
SCIENTIFIC GAMES CORP	CL A	80874P109	62	11,500	SH		SHARED[3]			11,500	

CONFIDENTIAL TREATMENT

SILICON LABORATORIES INC	COM	826919102	4,783	182,900	SH		SHARED[2]			182,900	
STORAGENETWORKS INC	COM	86211E103	711	790,000	SH		SHARED[2]			790,000	
TECHTEAM GLOBAL INC	COM	878311109	1,301	215,369	SH		SHARED[2]			215,369	
TYLER TECHNOLOGIES INC	COM	902252105	449	127,100	SH		SOLE[1]		127,100		
WET SEAL INC	CL A	961840105	1,674	229,300	SH		SHARED[2]			229,300	
XM SATELLITE RADIO HLDGS INC	CL A	983759101	295	50,000	SH		SOLE[1]		50,000		
Z TEL TECHNOLOGIES INC	COM	988792107	227	145,700	SH		SHARED[3]			145,700	

[1] WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International Fund, Ltd.

[2] WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C. (the general partner of WS Capital Management, L.P.) and WSV Management, L.L.C., each can control the investment and voting of these shares.

[3] WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith are reporting these shares as each may have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C., in that Messrs. Walker and Smith together control a majority of the voting rights of WSV Management, L.L.C.